Equipment Loans Payable - Summary of Equipment Loan Payable (Details) - Haul Trucks Financing $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Equipment Loan Payable [Line Items]
Balance, Closing Date	$ 2,431
Interest	90
Payments - principal and interest	(486)
Equipment loan payable, net	2,035
Non-current portion of loans payable	1,318
Current portion of loans payable	$ 717